See Notes to Consolidated Schedule of Investments
Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited) July 31, 2024
Investments Shares Value
Long Positions 88.7%
Common Stocks 41.9%
Aerospace & Defense 0.2%
Heroux-Devtek, Inc.
(Canada)
*
1,300 $ 29,368
Spirit AeroSystems
Holdings, Inc., Class A
*
5,150 186,688
216,056
Automobile Components 0.0%
(a)
Garrett Motion, Inc.
(Switzerland)
*
3,100
27,156
Banks 0.2%
Canadian Western Bank
(Canada) 459 15,861
First Bancshares, Inc.
(The) 1,496 49,847
Heartland Financial USA,
Inc. 2,756 150,257
215,965
Biotechnology 2.0%
Cerevel Therapeutics
Holdings, Inc.
*
24,550 1,103,768
Grifols SA, ADR (Spain)
*
986 7,365
Morphic Holding, Inc.
*
13,813 782,645
1,893,778
Broadline Retail 3.8%
Alibaba Group Holding
Ltd., ADR (China) 6,297 496,519
Alibaba Group Holding
Ltd. (China) 17,285 170,088
Amazon.com, Inc.
*
3,599 672,941
eBay, Inc. 4,158 231,226
JD.com, Inc., Class A
(China) 723 9,533
Macy's, Inc. 3,250 56,160
MercadoLibre, Inc.
(Brazil)
*
380 634,182
Prosus NV (China) 34,169 1,187,594
3,458,243
Capital Markets 0.3%
AssetMark Financial
Holdings, Inc.
*
4,612 159,114
Canaccord Genuity
Group, Inc. (Canada) 21,750 148,082
Pershing Square,
Escrow
*(b)(c)
6,100 —
307,196
Chemicals 0.1%
Aimia, Inc. (Canada)
*
18,800 36,765
Arcadium Lithium plc
(Jersey)
*
15,983 50,826
87,591
Commercial Services & Supplies 0.6%
Stericycle, Inc.
*
9,465
554,176
Investments Shares Value
Communications Equipment 1.2%
Comtech
Telecommunications
Corp.
*
2,182 $ 7,070
Infinera Corp.
*
64,680 384,199
Juniper Networks, Inc. 19,232 724,854
1,116,123
Consumer Finance 0.1%
Discover Financial
Services 347
49,965
Consumer Staples Distribution & Retail 1.0%
Albertsons Cos., Inc.,
Class A 39,973 792,664
Cia Brasileira de
Distribuicao, ADR
(Brazil)
*
3,851 1,579
Fix Price Group plc, GDR
(Russia)
(b)(c)(d)
144 —
Sendas Distribuidora SA,
ADR (Brazil)
*
3,297 28,651
Wal-Mart de Mexico SAB
de CV (Mexico) 41,235 137,133
960,027
Diversified Consumer Services 0.1%
Park Lawn Corp.
(Canada) 6,750
129,412
Diversified Telecommunication Services 0.5%
Altaba, Inc. Escrow
*(b)
126,304 315,760
Consolidated
Communications
Holdings, Inc.
*
24,878 114,439
Telesat Corp. (Canada)
*
4,885 37,663
467,862
Electric Utilities 1.2%
ALLETE, Inc. 8,778 566,181
Avangrid, Inc. 3,260 116,284
PNM Resources, Inc. 10,007 416,091
1,098,556
Energy Equipment & Services 0.7%
ChampionX Corp. 6,542 224,129
Diamond Offshore
Drilling, Inc.
*
11,369 186,679
US Silica Holdings, Inc.
*
15,189 235,278
646,086
Entertainment 1.4%
Atlanta Braves Holdings,
Inc., Class C
*
6,654 288,983
Endeavor Group
Holdings, Inc., Class A 35,650 977,523
1,266,506
Financial Services 0.5%
Nuvei Corp. (Canada) 5,025 166,328
PayPal Holdings, Inc.
*
4,030 265,093
431,421
Food Products 1.2%
Nestle SA (Registered) 10,570
1,073,438

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Investments Shares Value
Gas Utilities 0.1%
Southwest Gas Holdings,
Inc. 1,700
$ 126,072
Health Care Equipment & Supplies 1.5%
Atrion Corp. 300 137,490
Axonics, Inc.
*
9,584 656,312
Silk Road Medical, Inc.
*
16,420 443,504
Surmodics, Inc.
*
4,142 171,479
1,408,785
Health Care Providers & Services 1.4%
Amedisys, Inc.
*
10,225 1,002,561
R1 RCM, Inc.
*
13,940 179,547
Shanghai Pharmaceuticals
Holding Co. Ltd., Class
H (China) 26,108 39,150
Sinopharm Group Co.
Ltd., Class H (China) 14,957 35,082
1,256,340
Hotels, Restaurants & Leisure 1.6%
Bally's Corp.
*
2,855 49,192
Booking Holdings, Inc. 150 557,251
Deliveroo plc, Class A
(United Kingdom)
*(d)
10,109 17,141
Everi Holdings, Inc.
*
12,450 160,232
Expedia Group, Inc.
*
1,865 238,105
International Game
Technology plc 3,850 90,359
PlayAGS, Inc.
*
15,880 181,826
Playtech plc (United
Kingdom)
*
23,684 172,025
1,466,131
Household Durables 0.8%
Lennar Corp., Class B 2,092 345,096
Vizio Holding Corp.,
Class A
*
34,029 373,639
718,735
Independent Power and Renewable Electricity
Producers 0.1%
Atlantica Sustainable
Infrastructure plc
(Spain) 5,775
127,627
Insurance 0.5%
AIA Group Ltd. (Hong
Kong) 57,907 387,332
Enstar Group Ltd.
*
100 32,440
419,772
Interactive Media & Services 2.6%
Alphabet, Inc., Class A 6,445 1,105,575
Baidu, Inc., ADR (China)
*
608 53,851
Baidu, Inc., Class A
(China)
*
1,931 21,410
Meta Platforms, Inc.,
Class A 2,667 1,266,372
VK IPJSC, GDR (Russia)
*(b)
(c)(d)
1,305 —
Investments Shares Value
Yandex NV, Class A
(Russia)
*(b)(c)
1,428 $ —
2,447,208
IT Services 1.1%
Perficient, Inc.
*
5,059 381,499
Squarespace, Inc., Class
A
*
14,828 655,249
1,036,748
Life Sciences Tools & Services 0.9%
Eurofins Scientific SE
(Luxembourg) 14,650
869,486
Machinery 0.1%
Stratasys Ltd.
*
5,394 46,173
Velan, Inc. (Canada)
*
2,100 9,278
55,451
Media 1.1%
Paramount Global, Class
B 4,500 51,390
Stroeer SE & Co. KGaA
(Germany) 7,211 487,757
TEGNA, Inc. 28,667 456,665
WideOpenWest, Inc.
*
6,032 32,874
1,028,686
Metals & Mining 1.5%
ArcelorMittal SA
(Luxembourg) 4,832 109,504
Artemis Gold, Inc.
(Canada)
*
605 5,167
Haynes International, Inc. 7,389 440,015
United States Steel Corp. 17,800 731,402
Vale SA, Class B, ADR
(Brazil) 8,667 94,037
1,380,125
Office REITs 0.1%
NET Lease Office
Properties, REIT 2,900
85,579
Oil, Gas & Consumable Fuels 2.9%
EQT Corp. 1,180 40,722
Hess Corp. 12,632 1,938,001
LUKOIL PJSC, ADR
(Russia)
*(b)(c)
661 —
Marathon Oil Corp. 7,567 212,254
Petroleo Brasileiro SA,
ADR (Brazil) 9,839 140,403
SilverBow Resources,
Inc.
*(c)
2,779 103,851
Southwestern Energy
Co.
*
24,776 159,805
Tellurian, Inc.
*
131,242 121,084
2,716,120
Passenger Airlines 0.0%
(a)
American Airlines Group,
Inc.
*
768 8,172
Hawaiian Holdings, Inc.
*
1,500 19,185
27,357

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Investments Shares Value
Pharmaceuticals 2.0%
Alimera Sciences, Inc.
*
3,580 $ 19,905
Aralez Pharmaceuticals,
Inc. (Canada)
*(b)
345 —
Catalent, Inc.
*
12,700 753,618
Hikma Pharmaceuticals
plc (Jordan) 6,208 151,952
Roche Holding AG 2,682 873,273
Teva Pharmaceutical
Industries Ltd., ADR
(Israel)
*
1,671 29,126
1,827,874
Professional Services 0.8%
SGS SA (Registered)
(Switzerland) 4,580 501,439
Sterling Check Corp.
*
13,641 213,891
715,330
Real Estate Management & Development 0.2%
Seritage Growth
Properties, Class A
*
34,643
176,679
Semiconductors & Semiconductor Equipment 0.3%
ASML Holding NV
(Netherlands) 91 83,761
Magnachip
Semiconductor Corp.
(South Korea)
*
11,350 57,772
Silicon Motion
Technology Corp., ADR
(Taiwan) 1,362 94,577
SunEdison, Inc.
*(b)(c)
16,689 —
236,110
Software 3.4%
ANSYS, Inc.
*
953 298,889
Copperleaf Technologies,
Inc. (Canada)
*
15,200 131,231
Envestnet, Inc.
*
2,500 154,950
HashiCorp, Inc., Class A
*
34,799 1,174,466
Matterport, Inc.
*
21,014 93,302
PowerSchool Holdings,
Inc., Class A
*
16,185 365,134
SAP SE (Germany) 4,113 868,092
WalkMe Ltd. (Israel)
*
8,060 111,873
3,197,937
Specialty Retail 0.4%
Aaron's Co., Inc. (The) 29,700 297,000
ASOS plc (United
Kingdom)
*
1,085 5,049
GNC Holdings, Inc.
Escrow
*(b)(c)
5,700 —
Sportsman's Warehouse
Holdings, Inc.
*
34,975 89,186
Toys R Us, Inc.
*(b)
2,810 14,050
405,285
Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc. 3,256 723,092
Investments Shares Value
Samsung Electronics
Co. Ltd., GDR (South
Korea)
(d)
283 $ 435,537
1,158,629
Textiles, Apparel & Luxury Goods 1.2%
Capri Holdings Ltd.
*
22,010 738,215
NIKE, Inc., Class B 1,934 144,779
Tapestry, Inc. 5,952 238,616
1,121,610
Trading Companies & Distributors 0.8%
Brenntag SE (Germany) 3,324 236,781
IMCD NV (Netherlands) 2,741 394,538
McGrath RentCorp 1,422 156,178
787,497
Wireless Telecommunication Services 0.2%
Millicom International
Cellular SA
(Guatemala)
*
3,200 79,264
Telephone and Data
Systems, Inc. 850 18,020
United States Cellular
Corp.
*
1,300 69,875
167,159
Total Common Stocks
(Cost $37,263,104 ) 38,963,889
Principal
Amount
Corporate Bonds 0.0%
Independent Power and Renewable Electricity
Producers 0.0%
GenOn Energy, Inc. Escrow
,
9.50%, 10/15/2018
(b)(c)(e)
$ 354,000 —
9.88%, 10/15/2020
(b)(c)(e)
1,655,000 —
Total Corporate Bonds
(Cost $— ) —
Insurance Linked Securities 7.8%
Alamo Re Ltd. (Bermuda)
Series B, (1 Month
Treasury Bill Rate +
7.75%), 13.02%,
6/7/2027
(f)(g)
250,000 250,723
Cape Lookout Re Ltd. (Bermuda)
Series A, (1 Month
Treasury Bill Rate +
8.00%), 13.27%,
4/5/2027
(f)(g)
250,000 250,287
FloodSmart Re Ltd. (Bermuda)
Series A, (3 Month
Treasury Bill Rate +
14.00%), 19.26%,
3/12/2027
(f)(g)
250,000 249,000

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Investments
Principal
Amount Value
Gateway Re Ltd.
Series A, (1 Month
Treasury Bill Rate +
13.96%), 19.23%,
2/24/2026
(f)(g)
$ 250,000 $ 257,415
Herbie Re Ltd. (Bermuda)
Series B, (3 Month
Treasury Bill Rate +
9.72%), 14.98%,
1/8/2025
(f)(g)
750,000 708,300
Series A, (3 Month
Treasury Bill Rate +
6.73%), 12.08%,
1/8/2025
(f)(g)
250,000 245,750
Hestia Re Ltd. (Bermuda)
Series A, (1 Month
Treasury Bill Rate +
10.75%), 16.03%,
4/7/2026
(f)(g)
500,000 501,350
Kendall Re Ltd. (Bermuda)
Series B, (3 Month
Treasury Bill Rate +
7.75%), 13.01%,
4/30/2027
(f)(g)
250,000 246,050
Kilimanjaro III Re Ltd. (Bermuda)
Series B, (3 Month
Treasury Bill Rate +
9.91%), 15.17%,
12/19/2024
(f)(g)
250,000 237,275
Series A, (3 Month
Treasury Bill Rate +
5.85%), 10.57%,
6/25/2025
(f)(g)
650,000 653,770
Lightning Re
Series 2023-1, (3 Month
Treasury Bill Rate +
11.00%), 16.27%,
3/31/2026
(f)(g)
500,000 505,250
Marlon Ltd. (Bermuda)
Series A, (3 Month
Treasury Bill Rate +
7.00%), 12.28%,
6/7/2027
(f)(g)
250,000 249,750
Matterhorn Re Ltd. (Bermuda)
(SOFR + 7.75%),
13.11%, 3/24/2025
(f)(g)
500,000 482,850
Mona Lisa Re Ltd. (Bermuda)
Series A, (3 Month
Treasury Bill Rate +
7.00%), 12.26%,
7/8/2025
(f)(g)
250,000 241,325
Northshore Re II Ltd. (Bermuda)
Series A, (3 Month
Treasury Bill Rate +
8.00%), 13.26%,
7/8/2025
(f)(g)
250,000 253,750
Investments
Principal
Amount Value
Purple Re Ltd. (Bermuda)
Series A, (1 Month
Treasury Bill Rate +
10.50%), 15.78%,
6/5/2026
(f)(g)
$ 250,000 $ 249,850
Tailwind RE Ltd. (Bermuda)
Series B, (3 Month
Treasury Bill Rate +
8.96%), 14.24%,
1/8/2025
(f)(g)
500,000 470,350
Titania RE Ltd. (Bermuda)
Series A, (1 Month
Treasury Bill Rate +
6.58%), 11.84%,
12/27/2024
(f)(g)
250,000 236,250
Series A, (1 Month
Treasury Bill Rate +
12.53%), 17.81%,
2/27/2026
(f)(g)
750,000 770,850
Winston RE Ltd. (Bermuda)
Series A, (3 Month
Treasury Bill Rate +
10.25%), 15.65%,
2/26/2027
(f)(g)
250,000 251,000
Total Insurance Linked Securities
(Cost $7,349,369) 7,311,145
Loan Assignments 0.0%
(a)
Media 0.0%
(a)
Deluxe Entertainment Services Group,
Inc., 1st Lien Term Loan
,
(US Prime Rate + 4.50%),
12.50% Cash/1.50%
PIK, due 9/30/2024
(b)
(c)(f)(h)
14,260 5,684
Deluxe Entertainment Services Group,
Inc., 2nd Lien Term Loan
,
(3 Month SOFR +
5.00%), 13.50% due
9/25/2024
(b)(c)(f)(h)
153,519 —
Total Loan Assignments
(Cost $105,918) 5,684
No. of
Rights
Rights 0.1%
Biotechnology 0.1%
Adamas Pharmaceuticals,
Inc., CVR
*(b)
24,600 1,230
Akouos, Inc., CVR
*(b)
38,850 19,425
Ambit Biosciences Corp.,
CVR
*(b)(c)
70,000 —
Clementia
Pharmaceuticals, Inc.,
CVR (France)
*(b)(c)
3,200 —

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
All bonds are denominated in USD, unless noted otherwise.
Investments
No. of
Rights Value
Tobira Therapeutics, Inc.,
CVR
*(b)(c)
6,900 $ —
20,655
Capital Markets 0.0%
(a)
Pershing Square Holdings
Gp LLC, expiring
9/29/2033
*(b)
1,525
458
Health Care Equipment & Supplies 0.0%
(a)
ABIOMED, Inc., CVR
*(b)
3,300
5,775
IT Services 0.0%
(a)
Flexion Therapeutics, Inc.,
CVR
*(b)
18,500
3,700
Metals & Mining 0.0%
(a)
Kinross Gold Corp., CVR,
expiring 6/30/2024
(Canada)
*(b)(c)
4,800 3
Pan American Silver
Corp., CVR, expiring
2/22/2029 (Canada)
*
39,600 18,216
18,219
Paper & Forest Products 0.0%
(a)
Resolute Forest Products,
Inc., CVR
*(b)
5,750
11,500
Total Rights
(Cost $60,755) 60,307
No. of
Warrants
Warrants 0.0%
(a)
Leisure Products 0.0%
(a)
Tonies SE, expiring
4/30/2026 (Germany)
*
(Cost $—)
4,329
703
Shares
Short-Term Investments 38.9%
Investment Companies 38.9%
Fidelity Treasury Only
Portfolio, Institutional
Class, 5.22%
(i)
36,237,539 36,237,539
Morgan Stanley
Institutional Liquidity
Funds Treasury
Securities Portfolio,
Institutional Class,
5.14%
(i)
16,467 16,467
Total Investment Companies
(Cost $36,254,006) 36,254,006
Total Long Positions
(Cost $81,033,152 ) 82,595,734
Investments Shares Value
Short Positions (4.9)%
(j)
Common Stocks Sold Short (4.9)%
Banks (0.2)%
National Bank of Canada
(Canada) (207) $ (17,314)
Renasant Corp. (1,496) (51,448)
UMB Financial Corp. (1,514) (154,458)
(223,220)
Chemicals (0.0)%
(a)
Arcadium Lithium plc
(Jersey) (12,708)
(40,411)
Construction & Engineering (0.0)%
(a)
WillScot Holdings Corp. (567)
(23,247)
Consumer Finance (0.1)%
Capital One Financial
Corp. (460)
(69,644)
Containers & Packaging (0.8)%
International Paper Co. (15,133)
(703,382)
Energy Equipment & Services (0.4)%
Noble Corp. plc (2,633) (124,330)
Schlumberger NV (4,799) (231,744)
(356,074)
Household Durables (0.4)%
Lennar Corp., Class A (1,874)
(331,567)
Oil, Gas & Consumable Fuels (2.7)%
Chesapeake Energy Corp. (2,165) (165,254)
Chevron Corp. (12,955) (2,078,889)
ConocoPhillips (1,844) (205,053)
Crescent Energy Co.,
Class A (8,458) (103,441)
(2,552,637)
Professional Services (0.1)%
First Advantage Corp. (3,387)
(58,324)
Software (0.2)%
Synopsys, Inc. (290)
(161,913)
Total Common Stocks Sold Short
(Proceeds $(4,204,779)) (4,520,419)
Total Short Positions
(Proceeds $(4,204,779)) (4,520,419)
Total Investments 83.8%
(Cost $76,828,373 ) 78,075,315
Other Assets Less Liabilities 16.2%
(k)
15,064,500
Net Assets 100.0% $93,139,815

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
* Non-income producing security.
(a) Represents less than 0.05% of net assets of the Fund.
(b) Value determined using significant unobservable inputs.
(c) Security fair valued as of July 31, 2024, in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2024, amounted to $109,538, which represents 0.1% of net assets of the Fund.
(d) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. At July 31, 2024, these securities amounted to $452,678 of long positions which represents 0.5% of net assets of the Fund.
(e) Defaulted security.
(f) Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2024, and changes periodically.
(g) Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31,
2024, these securities amounted to $7,311,145 of long positions, which represents 7.8% of net assets of the Fund.
(h) Payment-in-kind (PIK) security.
(i) Represents 7-day effective yield as of July 31, 2024.
(j) At July 31, 2024, the Fund had approximately $4,472,522 deposited in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
(k) Includes the impact of the Fund’s open positions in derivatives at July 31, 2024.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
SA Société Anonyme
SOFR Secured Overnight Financing Rate
USD United States Dollar

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
LONG POSITIONS BY COUNTRY
Country
Investments at
Value
Percentage of
Net Assets
United States $ 30,709,979 33 .0%
Bermuda 6,548,480 7 .0%
China 2,013,227 2 .2%
Germany 1,593,333 1 .7%
Luxembourg 978,990 1 .1%
Brazil 898,852 1 .0%
Canada 727,374 0 .8%
Switzerland 528,595 0 .5%
South Korea 493,309 0 .5%
Netherlands 478,299 0 .5%
Hong Kong 387,332 0 .4%
United Kingdom 194,215 0 .2%
Jordan 151,952 0 .2%
Israel 140,999 0 .2%
Mexico 137,133 0 .1%
Spain 134,992 0 .1%
Taiwan 94,577 0 .1%
Guatemala 79,264 0 .1%
Jersey 50,826 0 .1%
Short-Term Investments and Other Assets-Net 51,318,506 55 .1%
Short Positions (See summary below) (4,520,419) ( 4 .9 ) %
$ 93,139,815 100 .0%
SHORT POSITIONS BY COUNTRY
Country
Investments at
Value
Percentage of
Net Assets
United States $ (4,462,694) ( 4 .9 ) %
Jersey (40,411) 0 .0%
(a)
Canada (17,314) 0 .0%
(a)
Total Short Positions $(4,520,419) ( 4 .9 ) %
(a) Represents less than 0.05% of net assets of the Fund.

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Derivative Instruments
Futures contracts ("futures")
At July 31, 2024, open positions in futures for the Fund were as follows:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Long Contracts
Brent Crude Oil 1 8/2024 $ 80,840 $ 159
CAC 40 10 Euro Index 1 8/2024 81,667 (409)
FTSE Bursa Malaysia KLCI Index 3 8/2024 53,183 (15)
Hang Seng Index 1 8/2024 111,029 210
HSCEI 1 8/2024 39,128 140
IBEX 35 Index 1 8/2024 120,080 293
IBEX Mini Index 1 8/2024 12,008 (136)
IFSC NIFTY 50 Index 9 8/2024 450,882 9,047
KOSPI 200 Index 1 8/2024 13,831 (674)
MSCI Singapore Index 3 8/2024 70,595 755
SGX FTSE Taiwan Index 6 8/2024 447,840 5,642
WTI Crude Oil 1 8/2024 77,910 (1,941)
Copper 1 9/2024 104,412 (6,614)
DJIA CBOT E-Mini Index 1 9/2024 205,365 5,818
E-Mini Euro 1 9/2024 67,813 (182)
EURO STOXX Bank Index 16 9/2024 125,974 4,764
Euro-BTP 7 9/2024 901,211 15,944
Euro-Bund 2 9/2024 289,459 5,995
FCOJ-A 1 9/2024 63,135 298
Feeder Cattle 1 9/2024 128,550 223
Foreign Exchange EUR/JPY 1 9/2024 135,284 (6,501)
Foreign Exchange GBP/USD 1 9/2024 80,381 (439)
Foreign Exchange MXN/USD 7 9/2024 187,215 2,739
Foreign Exchange USD/NOK 1 9/2024 99,814 2,185
Foreign Exchange ZAR/USD 1 9/2024 27,350 623
FTSE 100 Index 4 9/2024 429,759 1,494
FTSE MIB Mini Index 1 9/2024 36,748 (92)
FTSE/JSE Top 40 Index 4 9/2024 166,751 4,698
FTSE/MIB Index 1 9/2024 183,739 (408)
Korea 10 Year Bond 20 9/2024 1,693,699 21,352
Korea 3 Year Bond 46 9/2024 3,531,317 15,164
LME Aluminum Base Metal 3 9/2024 169,814 (18,171)
LME Lead Base Metal 1 9/2024 51,734 1,323
Long Gilt 1 9/2024 127,552 932
MSCI EAFE E-Mini Index 2 9/2024 238,970 3,907

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
MSCI Emerging Markets E-Mini Index 7 9/2024 $ 383,775 $ (994)
NASDAQ 100 E-Mini Index 1 9/2024 390,105 (5,747)
Nikkei 225 Index 9 9/2024 1,251,083 (4,282)
S&P 500 E-Mini Index 1 9/2024 277,900 1,761
S&P Midcap 400 E-Mini Index 1 9/2024 312,010 9,588
S&P/TSX 60 Index 1 9/2024 200,674 11,923
Short-Term Euro-BTP 25 9/2024 2,867,151 8,152
SPI 200 Index 1 9/2024 131,787 2,408
STOXX 600 Banks Index 1 9/2024 11,134 400
STOXX Europe 600 Equity Index 12 9/2024 337,402 (488)
TOPIX Index 1 9/2024 186,709 (4,225)
TOPIX Mini Index 5 9/2024 93,355 597
U.S. Dollar Index 6 9/2024 623,154 (7,495)
WIG20 Index 1 9/2024 12,039 (788)
XAP Consumer Staples Index 1 9/2024 79,070 (341)
Yen Denominated Nikkei 225 Index 2 9/2024 258,035 (707)
Lean Hogs 2 10/2024 60,740 1,755
Live Cattle 2 10/2024 149,340 2,386
LME Aluminum Base Metal 3 10/2024 170,892 (319)
LME Zinc Base Metal 2 10/2024 133,331 (7,426)
Platinum 1 10/2024 49,320 (1,107)
Rapeseed 4 10/2024 103,355 88
RBOB Gasoline 1 10/2024 91,833 (1,623)
Canola 2 11/2024 18,076 (596)
Crude Palm Oil 1 11/2024 21,156 (190)
Robusta Coffee 1 11/2024 41,160 919
Corn 1 12/2024 29,826 987
Live Cattle 2 12/2024 150,300 1,226
Silver 1 12/2024 146,835 (4,992)
Canola 1 1/2025 9,155 (604)
100 oz Gold 1 2/2025 249,640 5,388
Gold 3 6/2025 238,991 (3,326)
EURO STOXX 50 Index 1 12/2025 17,554 73
3 Month EURIBOR 4 9/2026 1,057,791 2,150
3 Month EURIBOR 1 6/2027 264,340 519
3 Month EURIBOR 2 9/2027 528,598 676
Total Long Contracts $ 21,552,655 $73,869

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
Short Contracts
CBOE Volatility Index (1) 8/2024 $ (15,999) $ (301)
Crude Oil (1) 8/2024 (38,950) (1,039)
E-Mini Natural Gas (1) 8/2024 (5,088) 337
Foreign Exchange INR/USD (1) 8/2024 (59,690) (36)
Hang Seng Mini Index (5) 8/2024 (96,649) (805)
Natural Gas (1) 8/2024 (20,360) 2,378
NY Harbor ULSD (2) 8/2024 (204,817) 2,638
RBOB Gasoline (2) 8/2024 (205,170) (3,334)
SGX FTSE China A50 Index (12) 8/2024 (142,296) (856)
Australia 10 Year Bond (1) 9/2024 (75,388) (436)
Australia 3 Year Bond (11) 9/2024 (765,498) (3,380)
Canada 10 Year Bond (7) 9/2024 (623,315) (7,360)
Crude Palm Oil (1) 9/2024 (21,482) 27
Euro-Bobl (4) 9/2024 (508,701) (6,215)
Euro-BTP (3) 9/2024 (386,233) (7,510)
Euro-Bund (1) 9/2024 (144,729) (3,576)
Euro-Buxl (1) 9/2024 (145,822) (2,145)
Euro-OAT (4) 9/2024 (544,891) (6,293)
Euro-Schatz (25) 9/2024 (2,869,992) (8,231)
Foreign Exchange AUD/USD (119) 9/2024 (7,798,070) 87,794
Foreign Exchange CAD/USD (4) 9/2024 (290,360) 1,253
Foreign Exchange CHF/USD (5) 9/2024 (714,531) (11,933)
Foreign Exchange EUR/USD (78) 9/2024 (10,456,688) (48,019)
Foreign Exchange GBP/USD (8) 9/2024 (643,050) (3,877)
Foreign Exchange JPY/USD (2) 9/2024 (167,300) (8,370)
Foreign Exchange NZD/USD (8) 9/2024 (476,280) 5,223
Japan 10 Year Bond (2) 9/2024 (1,905,410) 5,567
KC HRW Wheat (4) 9/2024 (109,800) 6,941
LME Aluminum Base Metal (3) 9/2024 (169,814) 351
LME Lead Base Metal (1) 9/2024 (51,735) 2,449
Long Gilt (5) 9/2024 (637,761) (12,189)
Low Sulphur Gasoil (2) 9/2024 (148,600) 1,698
Milling Wheat No. 2 (4) 9/2024 (47,673) 558
Natural Gas (2) 9/2024 (43,240) 4,087
Red Wheat (1) 9/2024 (29,075) 1,361
S&P 500 E-Mini Index (7) 9/2024 (1,945,300) 543
SET50 Index (34) 9/2024 (157,767) (3,171)
SGX Iron Ore (3) 9/2024 (30,276) 17
Sugar No. 11 (1) 9/2024 (21,213) (13)
U.S. Treasury 2 Year Note (11) 9/2024 (2,259,039) (10,837)

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation/
(Depreciation)
U.S. Treasury 5 Year Note (3) 9/2024 $ (323,672) $ (3,096)
U.S. Treasury 10 Year Note (18) 9/2024 (2,012,625) (42,281)
U.S. Treasury 10 Year Ultra Note (3) 9/2024 (346,734) (3,362)
U.S. Treasury Long Bond (2) 9/2024 (241,563) (6,471)
White Sugar (2) 9/2024 (53,500) 2,068
WTI Crude Oil (1) 9/2024 (76,840) (1,061)
Brent Crude Oil (1) 10/2024 (79,710) (901)
LME Aluminum Base Metal (3) 10/2024 (171,175) 7,226
LME Lead Base Metal (2) 10/2024 (103,871) (2,464)
LME Zinc Base Metal (2) 10/2024 (133,331) (1,408)
Low Sulphur Gasoil (2) 10/2024 (149,050) (77)
WTI Crude Oil (1) 10/2024 (76,050) (562)
NY Harbor ULSD (1) 11/2024 (103,097) 4,471
RBOB Gasoline (1) 11/2024 (90,002) (1,858)
Soybean (3) 11/2024 (153,375) 13,881
Corn (6) 12/2024 (119,925) 4,749
Cotton No. 2 (1) 12/2024 (34,495) 2,248
ECX Emission (1) 12/2024 (74,903) 1,414
KC HRW Wheat (1) 12/2024 (28,288) 2,010
Lean Hogs (2) 12/2024 (54,980) (2,595)
Low Sulphur Gasoil (1) 12/2024 (73,575) 149
Milling Wheat No. 2 (2) 12/2024 (24,621) 194
Soybean Meal (3) 12/2024 (94,710) (667)
Soybean Oil (5) 12/2024 (126,960) 10,482
Rubber (1) 1/2025 (10,390) 66
Soybean (7) 1/2025 (363,825) 30,710
Soybean Oil (2) 1/2025 (50,760) 1,741
Lean Hogs (1) 2/2025 (28,980) (892)
Sugar No. 11 (2) 2/2025 (43,254) (665)
3 Month EURIBOR (12) 3/2025 (3,156,490) (8,972)
Corn (3) 3/2025 (62,363) 4,593
Cotton No. 2 (1) 3/2025 (35,335) 2,038
Soybean (1) 3/2025 (52,725) 3,910
Corn (1) 5/2025 (21,350) 1,023
3 Month SOFR (19) 6/2025 (4,550,500) (15,228)
Platinum (1) 6/2025 (16,088) (422)
Sugar No. 11 (1) 6/2025 (20,227) 479
Total Short Contracts $ (48,137,391) $(26,234)
Total Futures $47,635

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Forward foreign currency contracts ("forward contracts")
At July 31, 2024, open forward contracts for the Fund were as follows:
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Net
Unrealized
Appreciation/
(Depreciation)
CHF 125,000 USD 141,394 JPM 8/2/2024 $ 1,015
USD 100,000 CLP** 94,170,490 JPM 8/2/2024 18
CHF 119,143 EUR 125,000 JPM 8/5/2024 485
KRW** 138,872,384 USD 100,000 JPM 8/5/2024 1,107
KRW** 414,563,457 USD 300,000 JPM 8/9/2024 2,767
TWD** 3,267,847 USD 100,000 JPM 8/12/2024 125
USD 100,000 TWD** 3,250,950 JPM 8/12/2024 393
KRW** 138,356,385 USD 100,000 JPM 8/16/2024 1,058
USD 4,317,157 EUR 3,942,066 JPM 8/16/2024 47,973
USD 1,500,000 INR** 125,458,920 JPM 8/19/2024 2,277
CHF 484,848 EUR 500,000 JPM 8/21/2024 12,035
CHF 625,000 USD 705,186 JPM 8/21/2024 8,523
CNH 723,224 USD 100,000 JPM 8/21/2024 277
EUR 625,000 CAD 923,488 JPM 8/21/2024 7,771
EUR 500,000 NOK 5,753,009 JPM 8/21/2024 14,079
EUR 125,000 SEK 1,429,108 JPM 8/21/2024 1,826
GBP 250,000 AUD 474,645 JPM 8/21/2024 10,893
GBP 1,100,718 EUR 1,300,000 JPM 8/21/2024 7,070
GBP 500,000 USD 640,365 JPM 8/21/2024 2,535
JPY 123,063,436 AUD 1,200,000 JPM 8/21/2024 38,784
JPY 46,533,896 CAD 400,000 JPM 8/21/2024 21,669
JPY 44,389,023 CHF 250,000 JPM 8/21/2024 11,711
JPY 17,255,599 EUR 100,000 JPM 8/21/2024 7,204
JPY 75,305,438 NZD 800,000 JPM 8/21/2024 28,051
JPY 12,500,000 USD 78,946 JPM 8/21/2024 4,744
SEK 5,468,122 NOK 5,500,000 JPM 8/21/2024 6,766
SGD 670,479 USD 500,000 JPM 8/21/2024 2,135
TRY 13,673,403 USD 400,000 JPM 8/21/2024 3,752
USD 131,120 AUD 200,000 JPM 8/21/2024 262
USD 660,766 CAD 900,000 JPM 8/21/2024 8,525
USD 135,493 EUR 125,000 JPM 8/21/2024 86
USD 100,000 HUF 35,929,230 JPM 8/21/2024 1,384
USD 400,000 ILS 1,466,928 JPM 8/21/2024 11,381

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net
Unrealized
Appreciation/
(Depreciation)
USD 27,699 MXN 500,000 JPM 8/21/2024 $ 945
USD 500,000 NOK 5,359,731 JPM 8/21/2024 8,514
USD 243,184 NZD 400,000 JPM 8/21/2024 5,116
KRW** 414,846,303 USD 299,999 JPM 8/22/2024 3,046
USD 100,000 CLP** 93,847,210 JPM 8/23/2024 376
INR** 2,333,741 USD 27,853 JPM 8/26/2024 –
USD 486,477 CAD 664,455 JPM 9/27/2024 4,411
Total unrealized appreciation $ 291,089
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Net
Unrealized
Appreciation/
(Depreciation)
CLP** 93,823,031 USD 100,000 JPM 8/2/2024 $ (387)
JPY 42,659,702 CHF 250,000 JPM 8/5/2024 (26)
USD 100,000 KRW** 137,667,078 JPM 8/5/2024 (229)
USD 300,000 KRW** 412,888,986 JPM 8/9/2024 (1,544)
GBP 144,231 USD 187,912 JPM 8/16/2024 (2,471)
USD 100,000 KRW** 137,398,626 JPM 8/16/2024 (358)
AUD 1,400,000 CAD 1,286,935 JPM 8/21/2024 (16,646)
AUD 200,968 EUR 125,000 JPM 8/21/2024 (3,915)
AUD 1,800,000 JPY 187,988,300 JPM 8/21/2024 (80,892)
AUD 1,800,000 NZD 1,990,067 JPM 8/21/2024 (6,696)
AUD 700,000 USD 473,253 JPM 8/21/2024 (15,247)
CAD 400,000 JPY 46,980,680 JPM 8/21/2024 (24,661)
CHF 1,000,000 JPY 177,879,780 JPM 8/21/2024 (49,013)
EUR 625,000 CHF 607,322 JPM 8/21/2024 (16,486)
EUR 200,000 GBP 168,680 JPM 8/21/2024 (237)
EUR 100,000 HUF 39,751,970 JPM 8/21/2024 (782)
EUR 500,000 JPY 85,961,555 JPM 8/21/2024 (33,903)
EUR 125,000 NOK 1,486,277 JPM 8/21/2024 (884)
EUR 250,000 SEK 2,930,296 JPM 8/21/2024 (3,086)
EUR 375,000 USD 407,813 JPM 8/21/2024 (1,592)
GBP 250,000 CHF 288,852 JPM 8/21/2024 (8,399)
GBP 168,331 EUR 200,000 JPM 8/21/2024 (212)
GBP 250,000 USD 324,197 JPM 8/21/2024 (2,747)
HUF 39,224,378 EUR 100,000 JPM 8/21/2024 (666)

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Currency Purchased Currency Sold Counterparty
Settlement
Date
Net
Unrealized
Appreciation/
(Depreciation)
HUF 143,895,990 USD 400,000 JPM 8/21/2024 $ (5,045)
ILS 365,879 USD 100,000 JPM 8/21/2024 (3,071)
MXN 1,500,000 USD 83,834 JPM 8/21/2024 (3,573)
NZD 1,600,000 JPY 152,175,734 JPM 8/21/2024 (66,579)
PLN 427,470 EUR 100,000 JPM 8/21/2024 (502)
PLN 1,970,007 USD 500,000 JPM 8/21/2024 (3,092)
SEK 2,109,598 USD 200,000 JPM 8/21/2024 (2,812)
USD 130,121 AUD 200,000 JPM 8/21/2024 (738)
USD 700,000 CNH 5,090,364 JPM 8/21/2024 (5,792)
USD 400,000 HUF 146,646,400 JPM 8/21/2024 (2,503)
USD 715,798 JPY 112,500,000 JPM 8/21/2024 (37,414)
USD 176,858 NZD 300,000 JPM 8/21/2024 (1,693)
USD 400,000 SEK 4,312,335 JPM 8/21/2024 (3,080)
USD 100,000 SGD 134,768 JPM 8/21/2024 (930)
USD 700,000 TRY 23,986,779 JPM 8/21/2024 (8,289)
ZAR 3,633,359 USD 200,000 JPM 8/21/2024 (837)
USD 300,000 KRW** 415,044,000 JPM 8/22/2024 (3,190)
INR** 1,364,908 USD 16,290 JPM 8/29/2024 (2)
USD 300,000 KRW** 414,655,290 JPM 8/30/2024 (2,950)
USD 100,000 TWD** 3,264,834 JPM 8/30/2024 (159)
USD 135,304 GBP 106,929 JPM 9/27/2024 (2,227)
Total unrealized depreciation $ (425,557)
Net unrealized depreciation $(134,468)
**        Non-deliverable forward.

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Equity swap contracts ("equity swaps")
At July 31, 2024, the Fund had outstanding equity swaps as follows:
Over the counter equity swaps — Long
(a)
Counterparty
Reference
Entity
Notional
Amount
Maturity
Date
Variable-
Rate
(b)
Spread
Reference
Rate
Frequency
of Fund
Receipt/
Payment
Value
and
Unrealized
Appreciation/
(Depreciation)
MS adidas AG EUR 590,972 2/17/2025 4.21% 0.60% 1M EURIBOR T/1M $ 257,005
JPM Alliance Aviation
Services Ltd.
AUD 29,643 7/15/2025 4.99% 0.65% 1D RBACR T/1M 549
JPM Aluflexpack AG CHF 45,000 6/6/2025 1.36% 0.15% 1D SARON T/1M 451
MS Amundi SA EUR 1,831,078 2/17/2025 4.21% 0.60% 1M EURIBOR T/1M 136,588
MS Anima Holding SpA EUR 446,215 2/17/2025 4.21% 0.60% 1M EURIBOR T/1M 83,027
JPM APM Human
Services
International Ltd.
AUD 102,224 6/6/2025 4.99% 0.65% 1D RBACR T/1M 1,499
JPM Arvida Group Ltd. NZD 234,900 7/25/2025 6.01% 0.40% 1M BKBM T/1M 711
JPM Ascential plc GBP 181,532 11/4/2024 5.60% 0.40% 1D SONIA T/1M 50,011
MS Aspen Pharmacare
Holdings Ltd.
USD 92,543 12/17/2024 6.23% 0.90% 1D FEDEF T/1M 23,420
MS Brenntag SE EUR 601,068 2/17/2025 4.21% 0.60% 1M EURIBOR T/1M (46,221)
JPM Britvic plc GBP 249,029 7/11/2025 5.60% 0.40% 1D SONIA T/1M 1,140
MS Bureau Veritas SA EUR 811,304 2/17/2025 4.21% 0.60% 1M EURIBOR T/1M 96,798
JPM Calliditas
Therapeutics AB
SEK 824,800 5/30/2025 4.15% 0.40% 1M STIBOR T/1M 1,261
MS Croda International
plc
GBP 37,954 12/3/2024 5.84% 0.64% 1D SONIA T/1M (25,967)
MS Danone SA EUR 1,196,643 2/17/2025 4.21% 0.60% 1M EURIBOR T/1M 202,707
JPM Darktrace plc USD 427,083 4/30/2025 5.72% 0.40% 1D OBFR T/1M 7,220
JPM DS Smith plc USD 843,460 4/23/2025 5.72% 0.40% 1D OBFR T/1M 138,141
MS Elis SA EUR 454,517 2/17/2025 4.21% 0.60% 1M EURIBOR T/1M 111,302
JPM Entain plc GBP 67,955 2/10/2025 5.60% 0.40% 1D SONIA T/1M (59,519)
MS Eurofins Scientific
SE
EUR 247,548 2/17/2025 4.21% 0.60% 1M EURIBOR T/1M (59,380)
MS Heidelberg
Materials AG
EUR 613,516 2/17/2025 4.21% 0.60% 1M EURIBOR T/1M 234,733
MS Hermes
International SCA
EUR 204,323 2/17/2025 4.21% 0.60% 1M EURIBOR T/1M 34,158
MS Holcim AG CHF 616,224 2/17/2025 1.79% 0.58% 1D SARON T/1M 223,497
MS Hypera SA USD 57,268 7/15/2025 5.98% 0.65% 1D FEDEF T/1M (47,628)
JPM IMAX China
Holding, Inc.
HKD 762,233 7/17/2025 4.89% 0.00% 1D HONIA T/1M (3,020)
JPM International
Distribution
Services plc
GBP 300,022 5/30/2025 5.60% 0.40% 1D SONIA T/1M 14,183
JPM IQGEO Group plc GBP 56,640 6/6/2025 5.60% 0.40% 1D SONIA T/1M 1,159
MS ITV plc GBP 106,653 12/3/2024 5.84% 0.64% 1D SONIA T/1M 4,345
MS Kering SA EUR 330,589 2/17/2025 4.21% 0.60% 1M EURIBOR T/1M (344,887)
JPM Keywords Studios
plc
GBP 360,349 5/22/2025 5.60% 0.40% 1D SONIA T/1M 2,965
JPM Kindred Group plc SEK 4,483,287 1/24/2025 4.15% 0.40% 1M STIBOR T/1M 13,600
JPM Lok'nStore Group
plc
GBP 167,894 4/15/2025 5.60% 0.40% 1D SONIA T/1M (91)
MS LVMH Moet
Hennessy Louis
Vuitton SE
EUR 522,400 2/17/2025 4.21% 0.60% 1M EURIBOR T/1M (86,630)

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Counterparty
Reference
Entity
Notional
Amount
Maturity
Date
Variable-
Rate
(b)
Spread
Reference
Rate
Frequency
of Fund
Receipt/
Payment
Value
and
Unrealized
Appreciation/
(Depreciation)
JPM Mattioli Woods plc GBP 47,520 5/19/2025 5.60% 0.40% 1D SONIA T/1M $ 243
MS NAVER Corp. USD 59,527 8/15/2024 6.83% 1.50% 1D FEDEF T/1M (18,607)
JPM Network
International
Holdings plc
GBP 552,116 5/7/2025 5.60% 0.40% 1D SONIA T/1M (1,614)
JPM Orange Belgium SA EUR 14,830 12/11/2024 4.05%
- 4.15%
0.40%
- 0.50%
1D ESTR T/1M (2,559)
JPM OX2 AB SEK 753,719 5/15/2025 4.15% 0.40% 1M STIBOR T/1M 718
JPM PSC Insurance
Group Ltd.
AUD 145,920 5/13/2025 4.99% 0.65% 1D RBACR T/1M 1,021
JPM Redrow plc GBP 61,090 2/28/2025 5.60% 0.40% 1D SONIA T/1M 9,525
MS Ryanair Holdings
plc
EUR 168,859 2/17/2025 4.21% 0.60% 1M EURIBOR T/1M (4,519)
MS SAP SE EUR 121,107 2/17/2025 4.21% 0.60% 1M EURIBOR T/1M 57,351
JPM Shinko Electric
Industries Co. Ltd.
JPY 37,334,694 1/30/2025 0.43% 0.35% 1D MUTSC T/1M 7,507
MS Smith & Nephew
plc
GBP 471,087 12/3/2024 5.84% 0.64% 1D SONIA T/1M (15,029)
JPM Spirent
Communications
plc
GBP 196,483 3/7/2025 5.60% 0.40% 1D SONIA T/1M (9,176)
MS Stroeer SE & Co.
KGaA
EUR 318,187 2/17/2025 4.21% 0.60% 1M EURIBOR T/1M 40,026
JPM Telecom Italia SpA EUR 12,339 11/25/2024 4.30% 0.65% 1D ESTR T/1M (1,730)
JPM Unieuro SpA EUR 28,650 7/23/2025 4.30% 0.65% 1D ESTR T/1M (41)
Total long positions of equity swaps $1,030,243
Over the counter equity swaps — Short
(c)
Counterparty
Reference
Entity
Notional
Amount
Maturity
Date
Variable-
Rate
(b)
Spread
Reference
Rate
Frequency
of Fund
Receipt/
Payment
Value
and
Unrealized
Appreciation/
(Depreciation)
MS Air Liquide SA EUR (509,716) 2/17/2025 3.30% (0.35)% 1D ESTR 1M/T $ (121,859)
MS Allianz SE
(Registered)
EUR (405,805) 2/17/2025 3.30% (0.35)% 1D ESTR 1M/T (70,181)
MS AXA SA EUR (259,075) 2/17/2025 3.30% (0.35)% 1D ESTR 1M/T (38,102)
JPM Barratt
Developments plc
GBP (62,086) 2/28/2025 4.80% (0.40)% 1D SONIA 1M/T (8,109)
MS BASF SE EUR (149,557) 2/17/2025 3.30% (0.35)% 1D ESTR 1M/T 28,774
MS Bayerische Motoren
Werke AG
EUR (100,409) 2/17/2025 3.30% (0.35)% 1D ESTR 1M/T 14,733
MS Deutsche Post AG EUR (231,413) 2/17/2025 3.30% (0.35)% 1D ESTR 1M/T (2,196)
MS Enel SpA EUR (121,705) 2/17/2025 3.25% (0.40)% 1D ESTR 1M/T (24,544)
MS Engie SA EUR (209,899) 2/17/2025 3.30% (0.35)% 1D ESTR 1M/T (20,478)
JPM Fnac Darty SA EUR (6,863) 7/23/2025 3.25% (0.40)% 1D ESTR 1M/T 408
JPM Grifols SA USD (6,018) 4/15/2025 4.92% (0.40)% 1D OBFR 1M/T (440)
MS H & M Hennes &
Mauritz AB
SEK (1,753,273) 10/21/2024 3.38% (0.40)% 1W STIBOR 1M/T (10,287)
MS Hannover Rueck SE EUR (257,264) 2/17/2025 3.30% (0.35)% 1D ESTR 1M/T (61,904)
MS Marks & Spencer
Group plc
GBP (402,932) 12/3/2024 4.90% (0.30)% 1D SONIA 1M/T (255,973)
MS Merck & Co., Inc. USD (179,650) 12/17/2024 4.98% (0.35)% 1D FEDEF 1M/T (6,664)

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
Counterparty
Reference
Entity
Notional
Amount
Maturity
Date
Variable-
Rate
(b)
Spread
Reference
Rate
Frequency
of Fund
Receipt/
Payment
Value
and
Unrealized
Appreciation/
(Depreciation)
MS Next plc GBP (208,793) 12/3/2024 4.90% (0.30)% 1D SONIA 1M/T $ (70,212)
MS Schneider Electric
SE
EUR (442,803) 2/17/2025 3.30% (0.35)% 1D ESTR 1M/T (154,071)
MS Swisscom AG
(Registered)
CHF (207,130) 2/17/2025 0.86% (0.35)% 1D SARON 1M/T 13,375
MS Telefonica SA EUR (94,763) 2/17/2025 3.25% (0.40)% 1D ESTR 1M/T (13,118)
MS Tencent Holdings
Ltd.
USD (278,157) 7/23/2025 4.93% (0.40)% 1D FEDEF 1M/T (33,154)
MS Vinci SA EUR (292,934) 2/17/2025 3.30% (0.35)% 1D ESTR 1M/T 4,643
Total short positions of equity swaps $(829,359)
Total long and short positions of equity swaps $200,884
Total financing costs and other receivables/(payables) of equity swaps $(50,872)
Total long and short positions including financing costs and other receivables/(payables) of equity swaps
$150,012
(a)          The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total tttttttttttt return on the reference entity.
(b)          Effective rate at July 31, 2024.
(c)          The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total
t return on the reference entity.
Written option contracts ("options written")
At July 31, 2024, the Fund had outstanding options written as follows:
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Value
Calls
Hotels, Restaurants & Leisure
International Game Technology plc 6 $ (14,082) $ 22.00 9/20/2024 $(885)
International Game Technology plc 26 (61,022) 23.00 9/20/2024 (2,990)
Total options written (premium received $4,286) $(3,875)
Abbreviations
BKBM New Zealand's Bank Bill Benchmark Rate
CBOE Chicago Board Options Exchange
ECX       European Climate Exchange
ESTR Euro Short-Term Rate
EURIBOR       Euro Interbank Offered Rate
FEDEF           Federal Funds Floating Rate
FTSE Financial Times Stock Exchange
HONIA Hong Kong Overnight Index Average
HSCEI Hang Seng China Enterprises Index
IFSC International Financial Service Centre
JPM               JPMorgan Chase Bank, NA
JSE Johannesburg Stock Exchange

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
LME           London Metal Exchange
MS                 Morgan Stanley Capital Services LLC
MSCI Morgan Stanley Capital International
MUTSC Bank of Japan Unsecured Overnight Call Rate
OBFR Overnight Bank Funding Rate
RBACR Reserve Bank of Australia Cash Rate
SARON           Swiss Average Overnight Rate
SGX Singapore Exchange
SOFR Secured Overnight Financing Rate
SPI Australian Benchmark Index
SONIA           Sterling Overnight Index Average Rate
STIBOR         Stockholm Interbank Offered Rate
TOPIX Tokyo Stock Price Index
TSX Toronto Stock Exchange
T                   Termination Date
1D                 One Day
1M                 One Month
1W                 One Week
Currency Abbreviations
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi (Offshore)
EUR Euro
GBP Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
TRY Turkish Lira
TWD New Taiwan Dollar
USD United States Dollar
ZAR South African Rand

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's long investments as of July 31, 2024:
Asset Valuation Inputs Level 1 Level 2 Level 3
*
Total
Investments:
Common Stocks
Broadline Retail $ 3,278,622 $ 179,621 $ — $ 3,458,243
Capital Markets 307,196 — — 307,196
Consumer Staples Distribution & Retail 960,027 — — 960,027
Diversified Telecommunication Services 152,102 — 315,760 467,862
Health Care Providers & Services 1,182,108 74,232 — 1,256,340
Insurance 32,440 387,332 — 419,772
Interactive Media & Services 2,425,798 21,410 — 2,447,208
Oil, Gas & Consumable Fuels 2,612,269 103,851 — 2,716,120
Pharmaceuticals 1,827,874 — — 1,827,874
Semiconductors & Semiconductor Equipment 236,110 — — 236,110
Specialty Retail 391,235 — 14,050 405,285
Other Common Stocks
(a)
24,461,852 — — 24,461,852
Total Common Stocks 37,867,633 766,446 329,810 38,963,889
Corporate Bonds
(a)
— — — —
Insurance Linked Securities
(a)
— 7,311,145 — 7,311,145
Loan Assignments
(a)
— — 5,684 5,684
Rights
Biotechnology — — 20,655 20,655
Capital Markets — — 458 458
Health Care Equipment & Supplies — — 5,775 5,775
IT Services — — 3,700 3,700
Metals & Mining 18,216 — 3 18,219
Paper & Forest Products — — 11,500 11,500
Total Rights 18,216 — 42,091 60,307
Warrants
(a)
703 — — 703
Short-Term Investments — 36,254,006 — 36,254,006
Total Long Positions $37,886,552 $44,331,597 $377,585 $82,595,734
(a) The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
* The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:
Common
Stocks
(a)(b)
Corporate
Bonds
(a)(c)
Loan
Assignments
(a)
Rights
(a)(b)
Total
Assets:
Investments in Securities:
Beginning Balance as of November 1, 2023 $1,470,019 $– $5,632 $71,320 $1,546,971
Transfers into Level 3 – – – – –
Transfers out of Level 3 – – – – –
Accrued discounts/(premiums) – – (283) – (283)
Realized gain/(loss) 260,115 – (27) 51,432 311,520
Change in unrealized appreciation/
(depreciation) 130,265 – 263 (18,511) 112,017
Purchases 58,197 – 159 – 58,356
Sales (1,588,786) – (60) (62,150) (1,650,996)
Balance as of July 31, 2024 $329,810 $– $5,684 $42,091 $377,585
Net change in unrealized appreciation/
(depreciation) on investments still held as
of July 31, 2024 $(25,875) $– $(98,910) $(17,577) $(142,362)
(a) These securities were fair valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets and therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.
(b) These securities were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.
(c) The reconciliation between beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used is not presented as all values are zero.
The following is a summary, categorized by Level (See Notes to Consolidated Schedule of Investments) , of inputs used to value the Fund's short investments as of July 31, 2024 :
Liability Valuation Inputs Level 1 Level 2 Level 3 Total
Investments:
Common Stocks Sold Short
(a)
$ (4,520,419) $ — $ — $ (4,520,419)
Total Short Positions $(4,520,419) $— $— $(4,520,419)
(a) The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

Consolidated Schedule of Investments Absolute Return Multi-Manager
Fund^ (Unaudited)
(cont’d)

See Notes to Consolidated Schedule of Investments
^       A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.
The following is a summary, categorized by level (See Notes to Consolidated Schedule of Investments), of inputs used to value the Fund's derivatives as of July 31, 2024:
Other Financial Instruments Level 1 Level 2 Level 3
*
Total
Futures
(a)
Assets $ 371,375 $ — $ — $ 371,375
Liabilities (323,740) — — (323,740)
Forward contracts
(a)
Assets — 291,089 — 291,089
Liabilities — (425,557) — (425,557)
Swaps
Assets — 1,818,794 — 1,818,794
Liabilities — (1,668,782) — (1,668,782)
Options Written
Liabilities (3,875) — — (3,875)
Total
$ 43,760 $ 15,544 $ — $ 59,304
(a) Futures and forward contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instruments.
* The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:
Options Written
(a)
Other Financial Instruments:
Beginning Balance as of November 1, 2023 $–
Transfers into Level 3 –
Transfers out of Level 3 –
Accrued discounts/(premiums) –
Realized gain/(loss) 182
Change in unrealized appreciation/(depreciation) (182)
Purchases –
Sales –
Balance as of July 31, 2024 $–
Net change in unrealized appreciation/(depreciation) on
investments still held as of July 31, 2024 $–
(a) At the beginning of the year, options written were valued in accordance with procedures approved by the valuation designee. The Fund held no Level 3 derivatives at July 31, 2024.

Notes to Consolidated Schedule of Investments Absolute
Return Multi-Manager Fund (Unaudited)

July 31, 2024
For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.
In accordance with ASC 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger
Berman Absolute Return Multi-Manager Fund (the “Fund”) are carried at the value that Neuberger Berman
Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund’s investments (long and short positions) in equity securities, rights, warrants and exchange-traded options written, for which market quotations are available, is generally determined by
Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern
Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Fund’s investments for long positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type
(generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds .
Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).
High Yield Securities.
Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market
Information.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.
The value of insurance linked securities is determined by Management primarily by obtaining valuations from independent third-party pricing services based on bid quotations (Level 2 or 3 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’
networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
The value of equity swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value (“NAV”) per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers
(generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-
faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund’s valuation designee. As the Fund’s valuation designee, Management is responsible for determining fair value in good faith for all Fund investments.
Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m. Eastern Time on days the New York Stock Exchange (“NYSE”) is open for business.
Management has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events,
ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which the Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which the Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than the

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.
prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
The Fund invests in commodity-related instruments through Neuberger Berman Cayman ARMM Fund I Ltd.
(the “Subsidiary”), which is organized under the laws of the Cayman Islands. The Fund is and expects to remain the sole shareholder of the Subsidiary. The Subsidiary is governed by its own Board of Directors. As of July 31, 2024, the Fund's investment in the Subsidiary was $1,705,318, which represents 1.83% of the
Fund’s net assets.